Document And Entity Information	Oct. 07, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 07, 2026
Entity Registrant Name	Corsair Gaming, Inc.
Entity Central Index Key	0001743759
Entity Emerging Growth Company	false
Entity File Number	001-39533
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-2335306
Entity Address, Address Line One	115 N. McCarthy Boulevard
Entity Address, City or Town	Milpitas
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95035
City Area Code	(510)
Local Phone Number	657-8747
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	CRSR
Security Exchange Name	NASDAQ